Supplementary Information to the Statements of Profit and Loss	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplementary Information To Statements Of Comprehensive Loss Explanatory [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS

Note 24: - Supplementary Information to the Statements of Profit and Loss

a.	Additional information about revenues

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)(2)	$31,936	$65,081	$68,138
Customer B(3)	12,357	13,793	14,454
Customer C(2)	11,947	18,290	16,369

	$56,240	$97,163	$98,961

(1)	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 19a.

(2)	Revenue is attributed to the Proprietary segment.

(3)	Revenue is attributed mainly to the Distribution segment.

b.	Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

U.S.A and North America	$49,763	$84,949	$84,572
Israel	35,774	36,144	31,959
Europe	5,677	4,461	4,701
Latin America	9,127	6,867	3,792
Asia	3,167	766	2,067
Others	134	59	96
Total Revenue	$103,642	$133,246	$127,187

c.	Cost of goods sold

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Cost of materials (1)	$63,945	$54,745	$69,766
Salary and related expenses	17,486	17,957	16,941
Subcontractors	4,892	4,876	4,451
Depreciation and amortization	3,627	3,248	2,991
Energy	1,464	1,626	1,551
Other manufacturing expenses	1,298	575	712

	92,712	83,027	96,412
Decrease (increase) in inventories	(19,398)	2,667	(18,962)
Total Cost of goods sold	$73,314	$85,694	$77,450

(1)	costs of materials for the year ended December 31, 2021 includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.

d.	Research and development

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses	$5,076	$6,045	$5,897
Subcontractors	3,656	4,794	5,196
Materials and allocation of facility costs	1,896	1,682	966
Depreciation and amortization	616	725	663
Others	113	363	337

Total Research and development	$11,357	$13,609	$13,059

For additional information regarding government grant refer to Note 13(b)

e.	Selling and marketing

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands
Salary and related expenses	$1,930	1,639	1,467
Marketing support	136	144	103
Packing, shipping and delivery	912	750	504
Marketing and advertising	1,193	586	788
Registration and marketing fees	1,262	934	917
Others	845	465	591

Total Selling and marketing	$6,278	$4,518	$4,370

f.	General and administrative

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Salary and related expenses	$3,853	$3,870	3,475
Employees welfare	1,259	978	1,296
Professional fees and public company expense	4,982	3,055	2,162
Depreciation, amortization and impairment	875	779	717
Communication and software services	977	924	799
Others	690	533	745

Total General and administrative	$12,636	$10,139	$9,194

g.	Financial expense(income)

	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$295	$1,027	$1,146

Financial expense
Fees and interest paid to financial institutions	1,277	266	293

Financial income and (expense)
Derivatives instruments measured at fair value	(565)	(1,097)	(512)
Translation differences of financial assets and liabilities	358	(438)	(139)
Bond securities measured at fair value	-	102	(5)

Total Financial expense(income)	$(1,189)	$(672)	$197